Statements of Cash Flows (Parenthetical) - $ / shares		3 Months Ended	9 Months Ended
	Jan. 30, 2025	Mar. 31, 2025	Sep. 30, 2025
IPO
Issuance of units (in shares)	8,000,000	8,000,000	8,000,000
Price per unit	$ 10	$ 10	$ 10
Private placement
Issuance of units (in shares)		248,300	248,300
Price per unit	15
Number of warrants issued		1,000,000	1,000,000
Exercise price of warrants	$ 15	$ 15	$ 15
Over-allotment option
Issuance of units (in shares)	40,000		40,000
Exercise price of warrants	$ 15